Schedule I-Condensed Financial Information of the Parent Company (Details) - Schedule I-Condensed Balance Sheets (Parentheticals) - Parent Company [Member] - $ / shares	Jun. 30, 2023	Jun. 30, 2022
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	27,000,000	24,000,000
Common stock, shares outstanding	27,000,000	24,000,000